Summary of Accounting Principles	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Accounting Principles
SUMMARY OF ACCOUNTING PRINCIPLES
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates. Certain reclassifications have been made to the prior year amounts to conform to the current year presentation.
Consolidation. The Consolidated Financial Statements include the accounts of United Technologies Corporation (UTC) and its controlled subsidiaries. Intercompany transactions have been eliminated.
Cash and Cash Equivalents. Cash and cash equivalents includes cash on hand, demand deposits and short-term cash investments that are highly liquid in nature and have original maturities of three months or less.
On occasion, we are required to maintain cash deposits with certain banks with respect to contractual obligations related to acquisitions or divestitures or other legal obligations. As of December 31, 2018 and 2017, the amount of such restricted cash was approximately $60 million and $33 million, respectively.
Accounts Receivable. Current and long-term accounts receivable as of December 31, 2018 includes retainage of $116 million and unbilled receivables of $678 million, which primarily includes unbilled receivables with commercial aerospace customers. Current and long-term accounts receivable as of December 31, 2017 include retainage of $118 million and unbilled receivables of $2,770 million, which includes approximately $1,109 million of unbilled receivables under commercial aerospace long-term aftermarket contracts. See Note 5 for discussion of commercial aerospace industry assets and commitments.
Retainage represents amounts that, pursuant to the applicable contract, are not due until project completion and acceptance by the customer. Unbilled receivables represent revenues that are not currently billable to the customer under the terms of the contract. These items are expected to be billed and collected in the normal course of business. Upon adoption of Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, and its related amendments (collectively, the New Revenue Standard) on January 1, 2018, the majority of unbilled receivables have been reclassified to contract assets as described below. Unbilled receivables where we have an unconditional right to payment are included in Accounts receivable as of December 31, 2018.
Contract Assets and Liabilities. Contract assets and liabilities represent the difference in the timing of revenue recognition from receipt of cash from our customers. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Performance obligations partially satisfied in advance of customer billings are included in contract assets; prior to the New Revenue Standard, these amounts were included as unbilled receivables in Accounts receivable.
Contract liabilities relate to payments received in advance of the satisfaction of performance under the contract. We receive payments from customers based on the terms established in our contracts. See Note 3 for further discussion of contract assets and liabilities.
Marketable Equity Securities. Equity securities that have a readily determinable fair value and that we do not intend to trade are classified as available-for-sale and carried at fair value.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU modifies how entities measure equity investments and present changes in the fair value of financial liabilities. Upon adoption, investments that do not result in consolidation and are not accounted for under the equity method generally must be carried at fair value, with changes in fair value recognized in net income. As discussed in Note 10, we had approximately $5 million of unrealized gains on these securities recorded in Accumulated other comprehensive loss in our Consolidated Balance Sheet as of December 31, 2017. We adopted this standard effective January 1, 2018, with these amounts recorded directly to retained earnings as of that date.
Inventories and Contracts in Progress. Inventories and contracts in progress are stated at the lower of cost or estimated realizable value and are primarily based on first-in, first-out (FIFO) or average cost methods; however, certain Collins Aerospace Systems and Carrier entities use the last-in, first-out (LIFO) method. If inventories that were valued using the LIFO method had been valued under the FIFO method, they would have been higher by $119 million and $106 million at December 31, 2018 and 2017, respectively.
Valuation reserves for excess, obsolete, and slow-moving inventory are estimated by comparing the inventory levels of individual parts to both future sales forecasts or production requirements and historical usage rates in order to identify inventory where the resale value or replacement value is less than inventoriable cost. Other factors that management considers in determining the adequacy of these reserves include whether individual inventory parts meet current specifications and cannot be substituted for a part currently being sold or used as a service part, overall market conditions, and other inventory management initiatives. Manufacturing costs are allocated to current production and firm contracts. Under prior accounting within commercial aerospace, the unit of accounting for certain contracts was the contract, and early-contract OEM unit costs in excess of the average unit costs expected over the contract were capitalized and amortized over lower-cost units later in the contract. As described in the "Revenue Recognition" section of Note 1 below, these costs were eliminated through retained earnings on January 1, 2018 and will not be amortized into future earnings based on the adoption of Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers.
Equity Method Investments. Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in Other assets on the Consolidated Balance Sheet. Under this method of accounting, our share of the net earnings or losses of the investee is included in Other income, net on the Consolidated Statement of Operations since the activities of the investee are closely aligned with the operations of the business segment holding the investment. We evaluate our equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period.
Business Combinations. We account for transactions that are classified as business combinations in accordance with FASB ASC Topic 805, “Business Combinations”. Once a business is acquired, the fair value of the identifiable assets acquired and liabilities assumed is determined with the excess cost recorded to goodwill. As required, a preliminary fair value is determined once a business is acquired, with the final determination of the fair value being completed within the one year measurement period from the date of acquisition.
Goodwill and Intangible Assets. Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized. Goodwill and indefinite‑lived intangible assets are subject to annual impairment testing or when a triggering event occurs using the guidance and criteria described in the Intangibles - Goodwill and Other Topic of the FASB ASC. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value.
Intangible assets consist of service portfolios, patents, trademarks/tradenames, customer relationships and other intangible assets including a collaboration asset, as discussed further in Note 2. Acquired intangible assets are recognized at fair value in purchase accounting and then amortized to cost of sales and selling, general & administrative expenses over the applicable useful lives. Also included within other intangible assets are commercial aerospace payments made to secure certain contractual rights to provide product on new aircraft platforms. We classify amortization of such payments as a reduction of sales. Such payments are capitalized when there are distinct rights obtained and there are sufficient incremental cash flows to support the recoverability of the assets established. Otherwise, the applicable portion of the payments are expensed. Consideration paid on these contractual commitments is capitalized when it is no longer conditional.
Useful lives of finite-lived intangible assets are estimated based upon the nature of the intangible asset and the industry in which the intangible asset is used. These intangible assets are amortized based on the pattern in which the economic benefits of the intangible assets are consumed. For both our commercial aerospace collaboration assets and exclusivity arrangements, the pattern of economic benefit generally results in lower amortization during the development period with increasing amortization as programs enter full rate production and aftermarket cycles. If a pattern of economic benefit cannot be reliably determined or if straight-line amortization approximates the pattern of economic benefit, a straight-line amortization method may be used. The range of estimated useful lives is as follows:

Collaboration assets	30 years
Customer relationships and related programs	1 to 50 years
Purchased service contracts	5 to 25 years
Patents & trademarks	4 to 40 years
Exclusivity assets	5 to 25 years

Other Long-Lived Assets. We evaluate the potential impairment of other long-lived assets whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. If the carrying value of other long-lived assets held and used exceeds the sum of the undiscounted expected future cash flows, the carrying value is written down to fair value.
Long-Term Financing Receivables. Our long-term financing receivables primarily represent balances related to the aerospace businesses such as long-term trade accounts receivable, leases, and notes receivable. We also have other long-term receivables in our commercial businesses; however, both the individual and aggregate amounts of those other receivables are not significant.
Long-term trade accounts receivable, including unbilled receivables related to long-term aftermarket contracts in 2017, are principally amounts arising from the sale of goods and services with a contractual maturity date or realization period of greater than one year and are recognized as "Other assets" in our Consolidated Balance Sheet. Notes and leases receivable represent notes and lease receivables other than receivables related to operating leases, and are recognized as "Customer financing assets" in our Consolidated Balance Sheet. The following table summarizes the balance by class of aerospace business-related long-term receivables as of December 31, 2018 and 2017:

(dollars in millions)	2018	2017
Long-term trade accounts receivable	$269	$973
Notes and leases receivable	258	424
Total long-term receivables	$527	$1,397
We determine a receivable is impaired when, based on current information and events, it is probable that we will be unable to collect amounts due according to the contractual terms of the receivable agreement. Factors considered in assessing collectability and risk include, but are not limited to, examination of credit quality indicators and other evaluation measures, underlying value of any collateral or security interests, significant past due balances, historical losses, and existing economic conditions.
We determine credit ratings for each customer in our portfolio based upon public information and information obtained directly from our customers. We conduct a review of customer credit ratings, published historical credit default rates for different rating categories, and multiple third-party aircraft value publications as a basis to validate the reasonableness of the allowance for losses on these balances quarterly or when events and circumstances warrant. Customer credit ratings range from customers with an extremely strong capacity to meet financial obligations, to customers whose uncollateralized receivable is in default. There can be no assurance that actual results will not differ from estimates or that consideration of these factors in the future will not result in an increase or decrease to the allowance for credit losses on long-term receivables. Based upon the customer credit ratings, approximately $150 million and $170 million of our long-term receivables were considered to bear high credit risk as of December 31, 2018 and 2017, respectively. See Note 5 for further discussion of commercial aerospace industry assets and commitments.
Reserves for credit losses on receivables relate to specifically identified receivables that are evaluated individually for impairment. For notes and leases receivable, we determine a specific reserve for exposure based on the difference between the carrying value of the receivable and the estimated fair value of the related collateral in connection with the evaluation of credit risk and collectability. For long-term trade accounts receivable, we evaluate credit risk and collectability individually to determine if an allowance is necessary. Our long-term receivables reflected in the table above, which include reserves of $16 million and $17 million as of December 31, 2018 and 2017, respectively, are individually evaluated for impairment. At both December 31, 2018 and 2017, we did not have any significant balances that are considered to be delinquent, on non-accrual status, past due 90 days or more, or considered to be impaired.
Income Taxes. In the ordinary course of business there is inherent uncertainty in quantifying our income tax positions. We assess our income tax positions and record tax benefits for all years subject to examination based upon management's evaluation of the facts, circumstances, and information available at the reporting date. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, associated interest expense has also been recognized. We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, if incurred, would be recognized as a component of income tax expense.
On December 22, 2017 the TCJA was enacted. The TCJA contains a new law that subjects the Company to a tax on Global Intangible Low-Taxed Income (GILTI), beginning in 2018. GILTI is a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The FASB has provided that companies subject to GILTI have the option to account for the GILTI tax as a period cost if and when incurred, or to recognize deferred taxes for temporary differences, including outside basis differences, expected to reverse as GILTI. We have elected to account for GILTI as a period cost, if incurred.
Revenue Recognition. ASU 2014-09 and its related amendments are effective for reporting periods beginning after December 15, 2017. We adopted the New Revenue Standard effective January 1, 2018 and elected the modified retrospective approach. The results for periods before 2018 were not adjusted for the new standard and the cumulative effect of the change in accounting was recognized through retained earnings at the date of adoption. See Note 3 for a discussion of the effect of the New Revenue Standard on our statements of financial position and results of operations.
We account for revenue in accordance with Accounting Standards Codification (ASC) Topic 606: Revenue from Contracts with Customers. Under Topic 606, a performance obligation is a promise in a contract with a customer to transfer a distinct good or service to the customer. Some of our contracts with customers contain a single performance obligation, while others contain multiple performance obligations most commonly when a contract spans multiple phases of the product life-cycle such as development, production, maintenance and support. A contract's transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When there are multiple performance obligations within a contract, we allocate the transaction price to each performance obligation based on its standalone selling price.
We consider the contractual consideration payable by the customer and assess variable consideration that may affect the total transaction price, including contractual discounts, contract incentive payments, estimates of award fees, unfunded contract value under U.S. Government contracts, and other sources of variable consideration, when determining the transaction price of each contract. We include variable consideration in the estimated transaction price when there is a basis to reasonably estimate the amount. These estimates are based on historical experience, anticipated performance and our best judgment at the time. We also consider whether our contracts provide customers with significant financing. Generally, our contracts do not contain significant financing.
Point in time revenue recognition. Timing of the satisfaction of performance obligations varies across our businesses due to our diverse product and service mix, customer base, and contractual terms. Performance obligations are satisfied as of a point in time for heating, ventilating, air-conditioning and refrigeration systems, certain alarm and fire detection and suppression systems, and certain aerospace components, engines, and spare parts. Revenue is recognized when control of the product transfers to the customer, generally upon product shipment.
Over-time revenue recognition. Performance obligations are satisfied over-time if the customer receives the benefits as we perform work, if the customer controls the asset as it is being produced, or if the product being produced for the customer has no alternative use and we have a contractual right to payment. Revenue is recognized for our construction-type and certain production-type contracts on an over-time basis. We recognize revenue on an over-time basis on certain long-term aerospace aftermarket contracts and aftermarket service work; development, fixed price, and other cost reimbursement contracts in our aerospace businesses; and elevator and escalator sales, installation, service, modernization and other construction contracts in our commercial businesses. For construction and installation contracts within our commercial businesses and aerospace performance obligations satisfied over time, revenue is recognized using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which correspond with and best depict transfer of control to the customer. Contract costs include labor, materials, and subcontractors' costs, or other direct costs, and where applicable on government and commercial contracts, indirect costs.
For certain of our long-term aftermarket contracts, revenue is recognized over the contract period. In the commercial businesses, revenue is primarily recognized on a straight-line basis over the contract period. In the aerospace businesses, we generally account for such contracts as a series of daily obligations to stand ready to provide spare parts and product maintenance and aftermarket services. These arrangements include the sale of spare parts with integral services to our customers, and are generally classified as Service sales, with the corresponding costs classified in Cost of services sold, within the statement of operations. Revenue is primarily recognized in proportion to cost as sufficient historical evidence indicates that the cost of performing services under the contract is incurred on an other than straight-line basis. Aerospace contract modifications are routine and contracts are often modified to account for changes in contract specifications or requirements. Contract modifications that are for goods or services that are not distinct are accounted for as part of the existing contract.
We incur costs for engineering and development of aerospace products directly related to existing or anticipated contracts with customers. Such costs generate or enhance our ability to satisfy our performance obligations under these contracts. We capitalize these costs as contract fulfillment costs to the extent the costs are recoverable from the associated contract margin and subsequently amortize the costs as the original equipment (OEM) products performance obligations are satisfied. In instances where intellectual property does not transfer to the customer, we defer the customer funding of OEM product engineering and development and recognize revenue when the OEM products performance obligations are satisfied. Capitalized contract fulfillment costs are recognized in "Other assets" in our Consolidated Balance Sheet. Costs to obtain contracts are not material.
Loss provisions on OEM contracts are recognized to the extent that estimated contract costs exceed the estimated consideration from the products contemplated under the contractual arrangement. For new commitments, we generally record loss provisions at the earlier of contract announcement or contract signing except for certain contracts under which losses are recorded upon receipt of the purchase order that obligates us to perform. For existing commitments, anticipated losses on contractual arrangements are recognized in the period in which losses become evident. Products contemplated under contractual arrangements include firm quantities of product sold under contract and, in the commercial engine and wheels and brakes businesses, future highly probable sales of replacement parts required by regulation that are expected to be sold subsequently for incorporation into the original equipment. In the commercial engine and wheels and brakes businesses, when the combined original equipment and aftermarket arrangement for each individual sales campaign are profitable, we record original equipment product losses, as applicable, at the time of delivery.
We review our cost estimates on significant contracts on a quarterly basis and for others, no less frequently than annually or when circumstances change and warrant a modification to a previous estimate. We record changes in contract estimates using the cumulative catch-up method. Operating profits included net unfavorable changes in aerospace contract estimates of approximately $50 million, $110 million, and $157 million in 2018, 2017 and 2016, respectively, primarily the result of unexpected increases in estimated costs related to Pratt & Whitney long term aftermarket contracts.
Collaborations: Sales generated from engine programs, spare parts sales, and aftermarket business under collaboration arrangements are recorded consistent with our revenue recognition policies in our consolidated financial statements. Amounts attributable to our collaborators for their share of sales are recorded as cost of sales in our consolidated financial statements based upon the terms and nature of the arrangement. Costs associated with engine programs under collaborative arrangements are expensed as incurred. Under these arrangements, collaborators contribute their program share of engine parts, incur their own production costs and make certain payments to Pratt & Whitney for shared or joint program costs. The reimbursement of a collaborator's share of program costs is recorded as a reduction of the related expense item at that time.
Cash Payments to Customers: Carrier customarily offers its customers incentives to purchase products to ensure an adequate supply of its products in the distribution channels. The principal incentive program provides reimbursements to distributors for offering promotional pricing for our products. We account for incentive payments made as a reduction in sales. In our aerospace businesses, we may make participation payments to certain customers to secure certain contractual rights. To the extent these rights are incremental and are supported by the incremental cash flows obtained, they are capitalized as intangible assets. Otherwise, such payments are recorded as a reduction in sales. We classify the subsequent amortization of the capitalized acquired intangible assets from our customers as a reduction in sales. Contractually stated prices in arrangements with our customers that include the acquisition of intangible rights within the scope of the Intangibles - Goodwill and Other Topic of the FASB ASC and deliverables within the scope of the Revenue Recognition Topic of the FASB ASC are not presumed to be representative of fair value for determining the amounts to allocate to each element of an arrangement.
Research and Development. Research and development costs not specifically covered by contracts and those related to the company sponsored share of research and development activity in connection with cost-sharing arrangements are charged to expense as incurred. Government research and development support, not associated with specific contracts, is recorded as a reduction to research and development expense in the period earned.
Research and development costs incurred under contracts with customers are included as a contract cost and reported as a component of cost of products sold when revenue from such contracts is recognized. Research and development costs in excess of contractual consideration are expensed as incurred.
Foreign Exchange. We conduct business in many different currencies and, accordingly, are subject to the inherent risks associated with foreign exchange rate movements. The financial position and results of operations of substantially all of our foreign subsidiaries are measured using the local currency as the functional currency. Foreign currency denominated assets and liabilities are translated into U.S. Dollars at the exchange rates existing at the respective balance sheet dates, and income and expense items are translated at the average exchange rates during the respective periods. The aggregate effects of translating the balance sheets of these subsidiaries are deferred as a separate component of shareowners' equity.
Derivatives and Hedging Activity. We have used derivative instruments, including swaps, forward contracts and options, to help manage certain foreign currency, interest rate and commodity price exposures. Derivative instruments are viewed as risk management tools by us and are not used for trading or speculative purposes. By their nature, all financial instruments involve market and credit risks. We enter into derivative and other financial instruments with major investment grade financial institutions and have policies to monitor the credit risk of those counterparties. We limit counterparty exposure and concentration of risk by diversifying counterparties. While there can be no assurance, we do not anticipate any material non-performance by any of these counterparties. We enter into transactions that are subject to enforceable master netting arrangements or similar agreements with various counterparties. However, we have not elected to offset multiple contracts with a single counterparty and, as a result, the fair value of the derivative instruments in a loss position is not offset against the fair value of derivative instruments in a gain position.
Derivatives used for hedging purposes may be designated and effective as a hedge of the identified risk exposure at the inception of the contract. All derivative instruments are recorded on the balance sheet at fair value. Derivatives used to hedge foreign currency denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. Derivatives used to hedge forecasted cash flows associated with foreign currency commitments or forecasted commodity purchases may be accounted for as cash flow hedges, as deemed appropriate. Gains and losses on derivatives designated as cash flow hedges are recorded in other comprehensive income and reclassified to earnings as a component of product sales or expenses, as applicable, when the hedged transaction occurs. Gains and losses on derivatives designated as cash flow hedges are recorded in Other operating activities, net within the Consolidated Statement of Cash Flows. To the extent that a previously designated hedging transaction is no longer an effective hedge, any ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period it occurs. As discussed in Note 14, at December 31, 2018 we have approximately €4.95 billion of euro-denominated long-term debt and €750 million of euro-denominated commercial paper borrowings outstanding, which qualify as a net investment hedge against our investments in European businesses.
To the extent the hedge accounting criteria are not met, the foreign currency forward contracts are utilized as economic hedges and changes in the fair value of these contracts are recorded currently in earnings in the period in which they occur. Additional information pertaining to foreign currency forward contracts and net investment hedging is included in Note 14.
Environmental. Environmental investigatory, remediation, operating and maintenance costs are accrued when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts with respect to each individual site, including existing technology, current laws and regulations and prior remediation experience. Where no amount within a range of estimates is more likely, the minimum is accrued. For sites with multiple responsible parties, we consider our likely proportionate share of the anticipated remediation costs and the ability of the other parties to fulfill their obligations in establishing a provision for those costs. Liabilities with fixed or reliably determinable future cash payments are discounted. Accrued environmental liabilities are not reduced by potential insurance reimbursements. See Note 18 for additional details on the environmental remediation activities.
Pension and Postretirement Obligations. Guidance under the Compensation - Retirement Benefits Topic of the FASB ASC requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans. Under this guidance, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost.
Product Performance Obligations. We extend performance and operating cost guarantees beyond our normal service and warranty policies for extended periods on some of our products, particularly commercial aircraft engines. Liability under such guarantees is based upon future product performance and durability. We accrue for such costs that are probable and can be reasonably estimated. In addition, we incur discretionary costs to service our products in connection with product performance issues. The costs associated with these product performance and operating cost guarantees require estimates over the full terms of the agreements, and require management to consider factors such as the extent of future maintenance requirements and the future cost of material and labor to perform the services. These cost estimates are largely based upon historical experience. See Note 17 for further discussion.
Collaborative Arrangements. In view of the risks and costs associated with developing new engines, Pratt & Whitney has entered into certain collaboration arrangements in which sales, costs and risks are shared. Sales generated from engine programs, spare parts, and aftermarket business under collaboration arrangements are recognized in our financial statements when earned. Amounts attributable to our collaborators for their share of sales are recorded as an expense in our financial statements based upon the terms and nature of the arrangement. Costs associated with engine programs under collaborative arrangements are expensed as incurred. Under these arrangements, collaborators contribute their program share of engine parts, incur their own production costs and make certain payments to Pratt & Whitney for shared or joint program costs. The reimbursement of the collaborators' share of program costs is recorded as a reduction of the related expense item at that time. As of December 31, 2018, the collaborators' interests in all commercial engine programs ranged from 13% to 50%, inclusive of a portion of Pratt & Whitney's interests held by other participants. Pratt & Whitney is the principal participant in all existing collaborative arrangements, with the exception of the Engine Alliance (EA), a joint venture with GE Aviation, which markets and manufactures the GP7000 engine for the Airbus A380 aircraft. There are no individually significant collaborative arrangements and none of the collaborators individually exceed a 31% share in an individual program. The following table illustrates the income statement classification and amounts attributable to transactions arising from the collaborative arrangements between participants for each period presented. Selling, general and administrative amounts for 2016 have been revised to present these amounts on a basis consistent with 2017 and 2018 presentation.

(dollars in millions)	2018	2017	2016
Collaborator share of sales:
Cost of products sold	$1,688	$1,789	$1,700
Cost of services sold	1,765	929	675
Collaborator share of program costs (reimbursement of expenses incurred):
Cost of products sold	(209)	(143)	(108)
Research and development	(225)	(190)	(184)
Selling, general and administrative	(87)	(74)	(57)

Accounting Pronouncements. In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the income tax consequences of an intra-entity transfer of an asset, other than inventory, to be recognized when the transfer occurs. Two common examples of assets included in the scope of this update are intellectual property and property, plant, and equipment. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We adopted the new standard effective January 1, 2018.
In February 2016, the FASB issued ASU 2016- 02, Leases (Topic 842). In 2018, the FASB continued to issue various updates to ASU 2016-02 as follows:

•	ASU 2018-10, Codification Improvements to Topic 842, Leases - makes various targeted enhancements and clarifications to the leasing standard

•
ASU 2018-11, Leases (Topic 842): Targeted Improvements - allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption

ASU 2016-02 and its related updates (collectively, the New Lease Accounting Standard) are effective for reporting periods beginning after December 15, 2018, and interim periods therein, using either of the following transition methods; (i) a full retrospective adoption reflecting the application of the standard in each prior reporting period, or (ii) a prospective adoption election with the cumulative effect of adopting recognized through retained earnings at the date of adoption. We are preparing to adopt the New Lease Accounting Standard effective January 1, 2019 and will use the prospective method of adoption with the cumulative effect of adoption recognized through retained earnings at the date of adoption.
The New Lease Accounting Standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statement of Operations. In addition, this standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating.
We plan to elect all of the practical expedients available under the New Lease Accounting Standard upon adoption. Although we continue to evaluate the impact of the New Lease Accounting Standard on our statement of financial position, we do not expect that the standard will have a material effect on our cash flows or results of operations. Upon adoption we will record a ROU asset and lease liability, representing our obligation to make lease payments for operating leases, measured on a discounted basis. The ROU asset and lease liability will also reflect future payments under certain information technology service contracts, which we have determined contain embedded leases, which require balance sheet presentation under the New Lease Accounting Standard. We expect the ROU asset and lease liability recorded will be less than 5% of our total assets. In preparation for the adoption, we are implementing new software solutions and designing new business processes and controls over the financial reporting of leases, which will facilitate our reporting under the New Lease Accounting Standard in the first quarter of 2019.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. This ASU provides a new framework that will assist in the evaluation of whether business combination transactions should be accounted for as an acquisition of a business or as a group of assets, and specifies the minimum required inputs and processes necessary to be a business. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We adopted the new standard effective January 1, 2018. Refer to Note 2: Business Acquisitions.
In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This ASU provides that an entity should account for the effects of a modification unless the fair value, the vesting conditions of the modified award and the classification of the modified award (equity or liability instrument) are the same as the original award immediately before the modification. The provisions of this ASU are effective for years beginning after December 15, 2017, with early adoption permitted. We adopted the new standard effective January 1, 2018. The adoption of this standard did not have a material impact on the consolidated financial statements.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This ASU will make more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with a company’s risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The provisions of this ASU are effective for years beginning after December 15, 2018, with early adoption permitted for any interim period after issuance of the ASU. We adopted the new standard effective January 1, 2018. The adoption of this standard did not have a material impact on the consolidated financial statements.
In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Topic 220). The new standard allows companies to reclassify to retained earnings the stranded tax effects in accumulated other comprehensive income (AOCI) from the newly-enacted U.S. Tax Cuts and Jobs Act (TCJA). The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. We will elect to reclassify the income tax effects of TCJA from AOCI to retained earnings effective January 1, 2019. We are still evaluating the impact of our pending adoption of the new standard on our consolidated financial statements. We do not expect this ASU to have a material impact on our cash flows and results of operations.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The new standard removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. We do not expect this ASU to have a significant impact on our consolidated financial statements, as it only includes changes to disclosure requirements.
In August 2018, the FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans. The new standard includes updates to the disclosure requirements for defined benefit plans including several additions, deletions and modifications to the disclosure requirements. The provisions of this ASU are effective for years beginning after December 15, 2020, with early adoption permitted. We are currently evaluating the impact of this ASU.
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The new standard provides updated guidance surrounding implementation costs associated with cloud computing arrangements that are service contracts. The provisions of this ASU are effective for years beginning after December 15, 2020, with early adoption permitted. We are currently evaluating the impact of this ASU.
In August 2018, the SEC issued the final rule under SEC Release No. 33-10532, "Disclosure Update and Simplification," that amends certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded. The amendments include removing the requirement to disclose the historical and pro forma ratio of earnings to fixed charges (Exhibit 12) and replacing the requirement to disclose the high and low trading prices of entity's ordinary shares with a requirement to disclose the ticker symbol of its shares. Additionally, the final rule extends to interim periods the annual disclosure requirement of presenting changes in each caption of stockholders' equity and the amount of dividends per share. These disclosures are required to be provided for the current and comparative year-to-date interim periods. The final rule is effective for all filings on or after November 5, 2018. The Company has adopted all relevant disclosure requirements for its annual report on Form 10-K for the year ended December 31, 2018.
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The amendments in this Update for determining whether a decision-making fee is a variable interest require reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). Therefore, these amendments likely will result in more decision makers not having a variable interest through their decision-making arrangements. These amendments also will create alignment between determining whether a decision making fee is a variable interest and determining whether a reporting entity within a related party group is the primary beneficiary of a VIE. If fewer decision-making fees are considered variable interests, the focus on determining which party within a related party group under common control may have a controlling financial interest will be shifted to the variable interest holders in the group with more significant economic interests. This will significantly reduce the risk that decision makers with insignificant direct and indirect interests could be deemed the primary beneficiary of a VIE. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. We are currently evaluating the impact of this ASU.
In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. The amendments in this Update make targeted improvements to generally accepted accounting principles (GAAP) for collaborative arrangements as follows: clarify that certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 when the collaborative arrangement participant is a customer in the context of a unit of account. In those situations, all the guidance in Topic 606 should be applied, including recognition, measurement, presentation, and disclosure requirements; add unit-of-account guidance in Topic 808 to align with the guidance in Topic 606 (that is, a distinct good or service) when an entity is assessing whether the collaborative arrangement or a part of the arrangement is within the scope of Topic 606; and require that in a transaction with a collaborative arrangement participant that is not directly related to sales to third parties, presenting the transaction together with revenue recognized under Topic 606 is precluded if the collaborative arrangement participant is not a customer. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. We are currently evaluating the impact of this ASU.